BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of estimated useful lives of property, plant and equipment	Property, plant and equipment are depreciated on a straight line or declining-balance basis over the estimated useful lives of each component of the assets as follows:

Buildings	Up to 50 years
Machinery and equipment	Up to 5 years
Network systems	Up to 60 years